Taxation - Movements in deferred tax liabilities and assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	£ (444)	£ (381)
Credit/(charge) to profit	68	53	£ 96
Credit/(charge) to equity/other comprehensive income	8	(39)
Acquisitions	(6)	(13)
Disposals and other	3
Exchange translation differences	26	(64)
Deferred tax (liability)/asset at end of year	(345)	(444)	(381)
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(735)	(694)
Credit/(charge) to profit	63	62
Acquisitions	(16)	(32)
Disposals and other	3
Exchange translation differences	33	(71)
Deferred tax (liability)/asset at end of year	(652)	(735)	(694)
Other temporary differences liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(231)	(196)
Credit/(charge) to profit	40	20
Credit/(charge) to equity/other comprehensive income	(2)	(32)
Acquisitions	1
Exchange translation differences	10	(23)
Deferred tax (liability)/asset at end of year	(182)	(231)	(196)
Capitalised development costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(165)
Deferred tax (liability)/asset at end of year	(120)	(165)
Pension surplus
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(32)
Deferred tax (liability)/asset at end of year	(30)	(32)
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	132	157
Credit/(charge) to profit	(31)	(30)
Exchange translation differences	(2)	5
Deferred tax (liability)/asset at end of year	99	132	157
Tax losses carried forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	118	107
Credit/(charge) to profit	(26)	(17)
Acquisitions	9	19
Exchange translation differences	(5)	9
Deferred tax (liability)/asset at end of year	96	118	107
Pension balances
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	49	68
Credit/(charge) to profit	(1)	(10)
Credit/(charge) to equity/other comprehensive income	(1)	(10)
Exchange translation differences		1
Deferred tax (liability)/asset at end of year	47	49	68
Other temporary differences assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	223	177
Credit/(charge) to profit	23	28
Credit/(charge) to equity/other comprehensive income	11	3
Exchange translation differences	(10)	15
Deferred tax (liability)/asset at end of year	247	223	£ 177
Accruals and provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	118
Deferred tax (liability)/asset at end of year	128	118
Share-based remuneration provision
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	41
Deferred tax (liability)/asset at end of year	59	41
Intercompany interest
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	14
Deferred tax (liability)/asset at end of year	£ 21	£ 14